Discontinued Operations - Schedule of Discontinued Operations (Details) - Golden Sun Wenzhou [Member] - Discontinued Operations, Disposed of by Sale [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Schedule of Discontinued Operations [Line Items]
Revenues	$ 1,040,213	$ 2,297,121
Cost of revenues	785,968	1,419,573
Gross income	254,245	877,548
Operating expenses	630,635	1,350,432
Income (loss) from operations	(376,390)	(472,884)
Other expenses (income), net	1,411,745	(189,621)
Income (loss) before income taxes	1,035,355	(662,505)
Income taxes provision		32,542
Income (loss) from discontinued operations, net of tax	1,035,355	$ (695,047)
CURRENT ASSETS:
Cash and cash equivalents	156,302		$ 102,602
Accounts receivable - related parties	1,451
Contract assets	536,209		563,583
Inventories	254,278		297,346
Prepayments and other current assets	1,288,554		629,424
TOTAL CURRENT ASSETS	2,236,794		1,592,955
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net	59,455		82,276
Operating lease right-of-use assets, net	136,309		287,788
Prepayments and other non-current assets	1,022,004		1,133,955
TOTAL NON-CURRENT ASSETS	1,217,768		1,504,019
TOTAL ASSETS	3,454,562		3,096,974
CURRENT LIABILITIES:
Short-term bank loans	916,808
Accounts payable	1,076,490		1,124,362
Deferred revenue	1,312,094		1,416,780
Accrued expenses and other liabilities	602,365		581,361
Refund liabilities	278,004		235,169
Loan from third parties	428,066		447,914
Operating lease liabilities-current	64,068		132,592
Taxes payable	1,292,493		2,799,614
TOTAL CURRENT LIABILITIES	5,970,388		6,737,792
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	61,887		148,191
Due to a related party	1,349,793		491,721
Long-term loan from third party	149,625		68,275
TOTAL NON-CURRENT LIABILITIES	1,561,305		708,187
TOTAL LIABILITIES	$ 7,531,693		$ 7,445,979